Temporary Equity (Tables)	12 Months Ended
Dec. 31, 2025
Temporary Equity Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
As of December 31, 2025 and 2024, the following warrants were issued and outstanding:

	As of December 31, 2025 and 2024
	Issued and Outstanding Share Warrants		Weighted-Average Exercise Price		Expiration Date
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Warrants issued to customers	499,500	—	$0.01	$—	June 2028
Total	499,500	—